SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Prepaid land use rights (Details) - Prepaid land use rights	6 Months Ended
Jun. 30, 2020
Minimum
Prepaid land use rights
Amortization based on remaining terms (in years)	27 years
Maximum
Prepaid land use rights
Amortization based on remaining terms (in years)	42 years